Property and Equipment, Net (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Impairment of long-lived assets	$ 178,000	$ 13,410,000
Asset impairment	50,000
Software
Property Plant And Equipment [Line Items]
Impairment of long-lived assets	$ 200,000